FINANCIAL INSTRUMENTS - Fair Value Measurement Recognized in the Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 95,216	$ 54,667
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	311	3,575
Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,167	3,886
Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	13,570	47,009
Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	2,500
Bills issued by the Treasury Department of the U.S. ("T-Bills")
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		1,399
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	10,408	3,509
Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	9,110	6,684
Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	29,354	27,892
Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	852	3,416
Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	558
Level 1 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	2,500
Level 1 | Bills issued by the Treasury Department of the U.S. ("T-Bills")
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		1,399
Level 1 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Level 2 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 2 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	311	3,575
Level 2 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,167	3,886
Level 2 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	13,570	47,009
Level 2 | Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Level 2 | Bills issued by the Treasury Department of the U.S. ("T-Bills")
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Level 2 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	10,408	3,509
Level 2 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 2 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 2 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	852	3,416
Level 2 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	558
Level 3 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	95,216	54,667
Level 3 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 3 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 3 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 3 | Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Level 3 | Bills issued by the Treasury Department of the U.S. ("T-Bills")
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Level 3 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 3 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	9,110	6,684
Level 3 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	29,354	27,892
Level 3 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	$ 0
Level 3 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	$ 0